Convertible Note (Details)				6 Months Ended
	Dec. 11, 2024 USD ($)	Oct. 01, 2024 USD ($)	Sep. 23, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 16, 2024 shares	Dec. 12, 2024 $ / shares shares	Oct. 07, 2024 $ / shares shares	Jun. 30, 2024 CNY (¥)
Convertible Note [Line Items]
Warrant purchase (in Shares) | shares				314,070			314,070
Net proceeds				¥ 16,024,928	$ 2,250,000
Aggregate warrants (in Shares) | shares				314,070			314,070
Conversion price per share (in Dollars per share) | $ / shares							$ 0.7616
Percentage of total principal in monthly installments				105.00%	105.00%
Percentage of total principal amount				100.00%	100.00%
Percentage of conversion price				93.50%	93.50%
Trading days				15 days	15 days
Percentage of market price				93.50%	93.50%
Loss on settlement of convertible notes				¥ 4,438,430	$ (608,062)
Gain on fair value change of derivative liabilities				722,631	99,000
Convertible notes amount				¥ 6,452,341			$ 883,967
Pre-Funded Warrant [Member]
Convertible Note [Line Items]
Warrant purchase (in Shares) | shares			191,522
Convertible Promissory Note [Member]
Convertible Note [Line Items]
Aggregate principal amount			$ 750,000		25,000,000
Net proceeds					$ 2,250,000
Percentage of average tranche				120.00%	120.00%
Trading days				15 years	15 years
Interest expenses				¥ 1,144,478	$ 197,893
Net of unamortized debt discount				¥ 3,401,714			$ 466,033
First Closing of First Tranch [Member]
Convertible Note [Line Items]
Aggregate principal amount					750,000
Received amount			$ 675,000
Percentage of original issue discount			10.00%
Net proceeds					$ 370,328
Percentage of average tranche				120.00%	120.00%
Conversion price per share (in Dollars per share) | $ / shares							$ 4.71
Issuance of an aggregate shares					$ 524,314
Convertible notes at fair value							$ 784,000
First Closing of First Tranch [Member] | Pre-Funded Warrant [Member]
Convertible Note [Line Items]
Exercise price per share (in Dollars per share) | $ / shares			$ 0.0001
Second Closing of First Tranche [Member]
Convertible Note [Line Items]
Aggregate principal amount					400,000
Warrant purchase (in Shares) | shares										79,599
Received amount		$ 675,000
Percentage of original issue discount		10.00%
Net proceeds					420,000
Convertible notes at fair value							785,000
Second Closing of First Tranche [Member] | Warrant [Member]
Convertible Note [Line Items]
Exercise price per share (in Dollars per share) | $ / shares										$ 4.47
Third Closing of the First Tranche [Member]
Convertible Note [Line Items]
Warrant purchase (in Shares) | shares									160,020
Received amount	$ 900,000
Percentage of original issue discount	10.00%
Net proceeds					$ 633,000
Convertible notes at fair value							$ 1,045,000
Third Closing of the First Tranche [Member] | Warrant [Member]
Convertible Note [Line Items]
Exercise price per share (in Dollars per share) | $ / shares									$ 3.25
Conversion Notice [Member]
Convertible Note [Line Items]
Conversion price per share (in Dollars per share) | $ / shares							$ 0.7616
Investor [Member] | Securities Purchase Agreement [Member]
Convertible Note [Line Items]
Principal amount			$ 8,000,000
Class A Ordinary Shares [Member]
Convertible Note [Line Items]
Warrant purchase (in Shares) | shares								467,800
Class A Ordinary Shares [Member] | First Closing of First Tranch [Member]
Convertible Note [Line Items]
Warrant purchase (in Shares) | shares			74,451
Exercise price per share (in Dollars per share) | $ / shares			$ 4.71